Other payables (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other payables
Holiday pay accrual	€ 709	€ 791
Salary	2,178	1,801
Accrued expenses	268	250
Foreign currency swap - current	64	90
Other	330	200
Total other payables	€ 3,549	€ 3,132